Document And Entity Information	Sep. 17, 2026
Document Information Line Items
Entity Central Index Key	0002123380
Amendment Description	Amendment No. 2
Document Type	S-1/A
Entity Registrant Name	Gravity Acquisition Corp.
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true